CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY	Sep. 30, 2013 Parent Company [Member] CNY	Sep. 30, 2012 Parent Company [Member] CNY	Sep. 30, 2011 Parent Company [Member] CNY	Sep. 30, 2010 Parent Company [Member] CNY
ASSETS
Cash and cash equivalents	$ 21,467	131,978	$ 24,852	152,789	129,942	299,672	4,332	1,991	1,099	4,995
Other receivables							3	3
Acquired intangible assets, net	3,760	23,117		25,585			0	0
Due from inter-companies	553	3,400		2,082			125,319	129,807
Total current assets	111,345	684,542		559,042			129,654	131,801
Investment in unconsolidated subsidiaries		6,173		3,712			189,216	170,383
Total assets	188,366	1,158,072		975,437			318,870	302,184
LIABILITIES AND EQUITY
Due to related parties	249	1,530		2,769			1,460	1,506
Other payables and accrued expenses	8,748	53,783		56,744			13	572
Income tax payable	6,353	39,060		39,060			39,059	39,059
Total current liabilities	122,314	751,978		605,195			40,532	41,137
Long-term loan	10,543	64,819		35,000			12,296	0
Total liabilities	136,277	837,827		662,005			52,828	41,137
Total stockholders’ equity	52,089	320,245		313,432	285,811	328,974	266,042	261,047
Total liabilities and stockholders' equity	$ 188,366	1,158,072		975,437			318,870	302,184